Leases (Tables)	12 Months Ended
Jun. 30, 2020
Presentation of leases for lessee [abstract]
Summary of Lease Asset and Liability	The consolidated balance sheet shows the following amounts relating to leases:

	Right-of-use Assets A $	Lease Liability A $
At June 30, 2020	201,215	262,383

Summary of Recognised ROU Assets
The recognised ROU assets are comprised solely of property leases in Germany and France. Movements during the financial year ended June 30, 2020 are as follows:

A$
Initial value of ROU asset recognised as at July 1, 2019	336,090
Less: lease incentives	(12,215)

Net ROU asset recognised under AASB 16 (IFRS 16) as at July 1, 2019	323,875

Depreciation for the year ended June 30, 2020	(126,712)
Foreign exchange differences	4,052

Carrying value of ROU asset as at June 30, 2020	201,215

Summary of Movement of Lease Liabilities

Lease Liabilities Reconciliation	Consolidated June 30, 2020 $
Balance at July 1, 2019	336,090
Lease additions and modifications	—
Interest charged for the year	10,457
Disposals	—
Principle paid for the year	(77,541)
Interest paid for the year	(6,295)
Foreign exchange adjustments	(328)

Balance at June 30, 2020	262,383

Summary of Aging of Lease Liabilities

Lease Liabilities aging	Consolidated June 30, 2020 $
Current	129,412
Non-current	132,971

Balance at June 30, 2020	262,383

Summary of Maturity Analysis of Lease Liabilities

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cashflows	Carrying amount
2020	$	$	$	$		$
Lease Liabilities	137,025	136,154	—	—	273,179	262,383